Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the total amount of unrecognized tax benefit
Unrecognized tax benefit, beginning of year	$ 7,458	$ 9,234	$ 15,630
Gross (decreases) increases purchase business combination	0		(4,173)
Gross increases in tax positions in prior period	349	70
Reductions of tax positions in prior period	(3,469)	(1,833)
Lapse of statute of limitations	(3,575)		(663)
Settlements	(134)	(13)	(1,560)
Unrecognized tax benefit, end of year	$ 629	$ 7,458	$ 9,234